Supplemental Oil and Gas Information (Unaudited) - Proved Oil and Gas Quantities (Detail) - $ / bbl	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Oil
Average Sales Price and Production Costs Per Unit of Production [Line Items]
Average sales prices (in usd per bbl)	34.11	58.93